Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	1	1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	24,485,946	24,160,075
Ordinary shares, shares outstanding	24,485,946	24,160,075